MEZZANINE EQUITY AND SHAREHOLDERS' DEFICIT	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
MEZZANINE EQUITY AND SHAREHOLDERS' DEFICIT
20.	MEZZANINE EQUITY AND SHAREHOLDERS’ DEFICIT
Significant changes in the Company’s mezzanine equity and shareholders’ deficit during the twelve months ended December 31, 2022 were as follows:
Common Stock
Subsequent to the Business Combination, the Company authorized up to 500 million shares of common stock with a par value of $0.0001 per share. Each share of common stock entitles the shareholder to one vote.
Preferred Stock
As part of the Business Combination, all of the convertible preferred stock of Legacy Nogin, (including both the Series A preferred stock and Series B preferred stock) were converted into approximately
760

thousand shares of

the Company’s Common Stock. As a result of the conversion of the Series A preferred stock and Series B preferred stock, the Company reclassified the amounts previously recorded in mezzanine equity to additional paid-in
capital.
Subsequent to the Business Combination, the Company is authorized to issue 50 million shares of preferred stock with a par value of $0.0001 per share. There were no shares of preferred stock issued and outstanding as of December 31, 2022.